Statements of Consolidated Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Aug. 31, 2013	Aug. 31, 2012	Aug. 31, 2011
Operating Activities:
Net Income	$ 2,525	$ 2,093	$ 1,659
Items that did not require (provide) cash:
Depreciation and amortization	615	622	613
Bad-debt expense	27	3	3
Stock-based compensation expense	100	128	104
Excess tax benefits from stock-based compensation	(79)	(50)	(36)
Deferred income taxes	176	263	124
Restructuring charges, net	0	(10)	1
Equity affiliate income, net	(17)	(19)	(21)
Net gain on sales of a business or other assets	(17)	(4)	(5)
Other items, net	(77)	2	18
Changes in assets and liabilities that provided (required) cash, net of acquisitions:
Trade receivables, net	222	170	(347)
Inventory, net	(192)	(427)	181
Deferred revenues	50	(39)	85
Accounts payable and other accrued liabilities	(104)	439	586
Restructuring cash payments	0	(12)	(183)
Pension contributions	(75)	(83)	(291)
Other items, net	(414)	(25)	323
Net Cash Provided by Operating Activities	2,740	3,051	2,814
Cash Flows Provided (Required) by Investing Activities:
Purchases of short-term investments	(716)	(746)	(732)
Maturities of short-term investments	764	746	430
Capital expenditures	(741)	(646)	(540)
Acquisition of businesses, net of cash acquired	(165)	(322)	(99)
Technology and other investments	(88)	(77)	(55)
Other investments and property disposal proceeds	169	11	21
Net Cash Required by Investing Activities	(777)	(1,034)	(975)
Cash Flows Provided (Required) by Financing Activities:
Net change in financing with less than 90-day maturities	104	(116)	69
Short-term debt proceeds	22	30	84
Short-term debt reductions	(29)	(42)	(74)
Long-term debt proceeds	32	499	299
Long-term debt reductions	(2)	(629)	(193)
Payments on other financing	0	0	(1)
Debt issuance costs	0	(5)	(5)
Treasury stock purchases	(1,095)	(432)	(502)
Stock option exercises	257	117	65
Excess tax benefits from stock-based compensation	79	50	36
Tax withholding on restricted stock and restricted stock units	(10)	(19)	(4)
Dividend payments	(802)	(642)	(602)
Proceeds from noncontrolling interest	133	101	69
Dividend payments to noncontrolling interests	(174)	(77)	(105)
Net Cash Required by Financing Activities	(1,485)	(1,165)	(864)
Cash Assumed from Initial Consolidations of Variable Interest Entities	0	0	77
Effect of Exchange Rate Changes on Cash and Cash Equivalents	(93)	(141)	35
Net Increase in Cash and Cash Equivalents	385	711	1,087
Cash and Cash Equivalents at Beginning of Period	3,283	2,572	1,485
Cash and Cash Equivalents at End of Period	$ 3,668	$ 3,283	$ 2,572